Derivative liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Derivative liabilities.
Schedule of changes in fair values of the derivative liability

	September 30, 2022	December 31, 2021
Balance, beginning	$191,203	$17,899,855
Decrease of derivative liabilities for warrants priced in USD per change in functional currency	—	(17,899,855)
Recognize of derivative liabilities for warrants priced in CAD per change in functional currency	—	32,439,081
Warrants exercised	—	(13,327,450)
Changes in fair value of derivative liabilities	(191,174)	(18,920,428)
Balance, ending	$29	$191,203

Schedule of changes in DSU

The changes in DSUs during the nine months ended September 30, 2022 are as follows:

	Number of
	DSU	Amount
Balance, December 31, 2021	84,581	$53,362
Issuance	42,879	—
Stock-based compensation expense	—	223,107
Changes in fair value of derivative liabilities	—	(120,968)
Balance, September 30, 2022	127,460	$155,501